Label	Element	Value
Reserve Of Remeasurements Of Defined Benefit Plans [Member]
Gains (losses) on exchange differences on translation, before tax	ifrs-full_GainsLossesOnExchangeDifferencesOnTranslationBeforeTax	€ (5,354,000)
Share Premium [Member]
Increase (decrease) through exercise of options, equity	ifrs-full_IncreaseDecreaseThroughExerciseOfOptions	€ 37,491,000